Subsequent Events - Summary of Exercises of Warrants (Details) - Subsequent Event [Member] - shares								2 Months Ended
	Aug. 12, 2020	Aug. 07, 2020	Jul. 31, 2020	Jul. 23, 2020	Jul. 10, 2020	Jul. 07, 2020	Jul. 02, 2020	Aug. 19, 2020
Number of warrants exercised on a cashless basis								75,569,754
Converted into common stock, shares								71,572,511
Warrants Associated with August 2019 Convertible Note [Member]
Number of warrants exercised on a cashless basis				2,997,219	10,604,454	10,604,454	10,063,627
Converted into common stock, shares				2,826,861	10,000,000	10,000,000	9,490,000
Warrants Associated with October 2019 Convertible Note [Member]
Number of warrants exercised on a cashless basis	14,000,000	14,000,000	13,300,000
Converted into common stock, shares	13,307,000	13,307,000	12,641,650